Securities and Exchange Commission
Washington, DC 20549
Rule 23c-2 Notice of Intention to
Redeem Securities

of

Invesco Quality Municipal Income Trust
Midtown Union
1331 Spring Street NW
Suite 2500
Atlanta, GA 30309

under the

Investment Company Act of 1940

Investment Company Act File No. 811-06591

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of the class of securities of Invesco Quality Municipal Income Trust (the “Fund”) to be redeemed:

Variable Rate Muni Term Preferred Shares, Series 2020/2023-IQI, Liquidation Preference $100,000.00 per share (CUSIP # 46133G 800).

(2)	Date on which the securities are expected to be called or redeemed:

Variable Rate Muni Term Preferred Shares

Series	Date
Series 2020/2023-IQI	On or about May 29, 2025
This redemption may be effected on a subsequent date, due to market conditions or otherwise as determined by the Board of Trustees of the Fund.

The Fund reserves the right to postpone or cancel the redemption in its sole discretion.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Variable Rate Muni Term Preferred Shares are to be redeemed pursuant to Section 10(a)(i) of the Statement of Preferences of Variable Rate Muni Term Preferred Shares of the Fund.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem a portion of its outstanding Variable Rate Muni Term Preferred Shares, as set forth below:

Variable Rate Muni Term Preferred Shares

Series	Number of Shares
Series 2020/2023-IQI	268

The Variable Rate Muni Term Preferred Shares to be redeemed will be selected by lot (as determined by The Depository Trust Company).

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 29th day of April, 2025.

INVESCO QUALITY MUNICIPAL INCOME TRUST

By:	/s/ Alissa Clare
Name:	Alissa Clare
Title:	Assistant Secretary